RIGHTS AGREEMENTS (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2021	Aug. 25, 2021
Agreements term	10 years
Ownership percentage		100.00%
Consideration for the equipment rights	$ 2,500,000
Consideration for the equipment rights in cash	500,000
Consideration for the equipment rights paid next quarter	500,000
Consideration for the equipment rights paid in full	$ 250,000
Royalty fees percentage	12.5
Technology Rights Agreement
Consideration for the equipment rights in cash	$ 2,500,000
Additional consideration for the equipment rights	1,000,000
Consideration for the equipment rights	$ 10,000,000
Market value price per share	$ 0.505	$ 0.37
Unrestricted common shares of stock value	$ 6,500,000
Shares issued	12,871,287
Fair market value of shares issued		$ 4,762,376
Fair value total consideration		$ 8,262,376